WARRANTS (Details)	9 Months Ended
	Sep. 30, 2022 D Vote $ / shares shares	Dec. 31, 2021 D Vote $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	12,057,000	12,057,000
Number of shares issuable per warrant | shares	1	1
Exercise price of warrant | $ / shares	$ 11.50	$ 11.50
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Warrants exercisable for cash | shares	0	0
Number of trading days to calculate fair market value of warrants | D	5	5
Public warrants expiration term	5 years	5 years
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Redemption period		30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants		20 days
Threshold consecutive trading days for redemption of public warrants | D		30
Share price trigger used to measure dilution of warrant | $ / shares	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Warrant exercise price adjustment multiple	115	115
Warrant redemption price adjustment multiple	180	180
Common shares, votes per share | Vote	1	1
Warrant exercise restriction threshold	9.8	9.8
Fractional shares issued | shares	0	0